Share capital	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
Share capital
24.	Share capital

	December 31,
	2021	2020	2019
	£000s	£000s	£000s
Authorized, allotted, called up and fully paid ordinary shares, par value £0.05	4,489	4,165	3,919

	Number	Number	Number
Number of shares in issue	89,784,720	83,306,259	78,370,265

 The Group has only one class of share. All ordinary shares have equal voting rights and rank pari passu for the distribution of dividends.

Details of the shares issued during the current and previous year are as follows:

Number of shares in issue at January 1, 2019	71,069,933
Shares issued during the year	5,062,167
Options exercised at £0.05	581,101
Options exercised at £0.25	728,078
Options exercised at £1.00	40,000
Options exercised at £1.06	23,986
Options exercised at £1.10	200,000
Options exercised at £1.12	5,000
Options exercised at £1.17	500,000
Options exercised at £1.25	160,000
Number of shares in issue at December 31, 2019	78,370,265
Shares issued during the year	4,276,580
Options exercised at £0.05	496,666
Options exercised at £0.85	56,470
Options exercised at £1.00	60,000
Options exercised at £1.90	46,278
Number of shares in issue at December 31, 2020	83,306,259
Shares issued during the year	6,066,654
Options exercised at £0.05	66,114
Options exercised at £0.85	121,854
Options exercised at £1.00	25,000
Options exercised at £1.28	720
Options exercised at £1.90	198,119
Number of shares in issue at December 31, 2021	89,784,720

At December 31, 2021, there were options outstanding of 8,052,699 (2020: 6,768,894; 2019: 4,302,617 ) unissued ordinary shares.

Details of the options outstanding are as follows:

Year of issue	Weighted average Exercise price (£)	Weighted average Exercise price ($)	At January 1, 2021	Options granted	Options forfeited	Options expired	Options exercised	At December 31, 2021	Weighted average years to expiry date
2013	1.06	1.43	10,000				(10,000)	-	1.54
2014	1.06	1.43	21,000				(9,000)	12,000	2.46
2015	1.06	1.43	16,000				(6,000)	10,000	3.52
2016	1.21	1.64	60,215				(720)	59,495	4.37
2017	1.77	2.38	171,500				(32,780)	138,720	5.75
2018	0.05	0.07	223,766		(13,068)			210,698	6.32
2019	1.20	1.62	3,109,337		(466,250)		(353,307)	2,289,780	7.73
2020	3.57	4.82	3,157,076		(37,007)		-	3,120,069	7.91
2021	5.54	7.48		2,259,153	(47,216)			2,211,937	9.28

Total			6,768,894	2,259,153	(563,541)	-	(411,807)	8,052,699	8.31

On November 29, 2021, the Company completed delisting from AIM.  As a result, the Company converted the existing employee share options to ADSs which represents three ordinary shares and the exercise price was also converted to represent an ADS price at an exchange rate equal to the average of the last five business trading days currency conversion of sterling pounds to US dollars, which was 1.334058 sterling pounds to 1 US Dollar. This is not a modification of the existing share option grants, as the value or timing of the grants was unchanged.

The market price of Company shares at the year-end was $23.89/ADS ($7.96 or 590 pence/share). (2020: 514 pence; 2019: 350 pence). During the year the minimum and maximum prices were 443 pence and 680 pence, respectively (2020: 304 pence and 515 pence; 2019: 41 pence and 610 pence).